Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended
Mar. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value of underlying common stock	$ 8.88
Fair Value Assumptions Volatility Rate	39.00%
Traded price stock with marketability discount	25.00%
Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.62%
Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.69%